Offerings	Dec. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share(1)(2)
Maximum Aggregate Offering Price	$ 19,166,665
Amount of Registration Fee	$ 2,646.92
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.No separate registration fee required pursuant to Rule 457(g) under the Securities Act.The Representative’s Warrants are exercisable for up to 3.33% of the number of Class A Ordinary Shares issued in the public offering, not including Class A Ordinary Shares that may be purchased from us upon the exercise of the over-allotment option by the underwriters, at a per share exercise price equal to 120% of the per share offering price of the Class A Ordinary Shares in the public offering.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) under the Securities Act, based upon the price at which the warrants may be exercised.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrant
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share, issuable upon exercise of Representative's Warrant(5)
Maximum Aggregate Offering Price	$ 666,000
Amount of Registration Fee	$ 91.97
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.The Representative’s Warrants are exercisable for up to 3.33% of the number of Class A Ordinary Shares issued in the public offering, not including Class A Ordinary Shares that may be purchased from us upon the exercise of the over-allotment option by the underwriters, at a per share exercise price equal to 120% of the per share offering price of the Class A Ordinary Shares in the public offering.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) under the Securities Act, based upon the price at which the warrants may be exercised.